Common Stock (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jan. 31, 2021
Stockholders' Equity Note [Abstract]
Summary Of Common Stock Capital Shares Reserved For Future Issuance
Shares of Common Stock reserved for future issuance, on an
as-if converted
basis, were as follows:

July 31, 2021
Stock options issued and outstanding	26,401,717
Restricted stock units outstanding	4,017,149
Common stock warrants outstanding	39,249,702
Shares available for grant under 2021 Equity Incentive Plan	40,878,653
Shares available for grant under 2021 ESPP	8,177,683

Total shares of common stock reserved	118,724,904

Shares of common stock reserved for future issuance on an
as-if
converted basis, were as follows:

	January 31,
	2021	2020
Conversion of redeemable convertible preferred stock	193,037,715	170,686,661
Stock options issued and outstanding	30,167,178	34,883,465
Redeemable convertible preferred stock warrants outstanding	2,358,546	2,358,546
Common stock warrants outstanding	36,402,515	14,051,462
Shares available for grant under 2017 Stock Option Plan	4,528,391	5,844,909

Total shares of common stock reserved	266,494,345	227,825,043